Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of Plan

The following description of the Astec Industries, Inc. 401(k) Retirement Plan (the "Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan covering substantially all eligible full-time employees of Astec Industries, Inc. and its U.S. domiciled subsidiaries (the "Company") who have reached age eighteen. Eligible participants are automatically enrolled in the Plan with a 6% salary deferral unless they elect otherwise. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Plan is administered by a committee appointed by the Company. Empower Retirement, LLC is the recordkeeper for the Plan. Empower Annuity Insurance Company of America and Empower Trust Company, LLC are the trustees of the Plan.

Effective July 1, 2025, certain entities became participating employers in the Plan. As a result, eligible employees of those entities became participants in the Plan in accordance with the Plan's provisions.

Contributions

Participants may elect to contribute up to 90% of their base salary through payroll deductions, as defined under the provisions of the Plan document, subject to Internal Revenue Code ("Code") limitations. Annually, participants whose deferral election was 0% at the immediately preceding year end are auto enrolled in the Plan with a 6% deferral rate (unless they elect otherwise). In addition, for participants deferring between 1% and 9%, an automatic 1% deferral rate increase is applied each year on January 1.

For participants that are not covered by a collective bargaining agreement, the Company matches 50% of each participant's contribution up to 8% of the participant's compensation. For participants that are covered by a collective bargaining agreement, the Company matches 75% of each participant's contribution up to 4% of the participant's compensation. Participants who will attain age 50 before the close of the Plan year are eligible to make additional catch-up contributions, subject to Code limitations. Catch-up contributions are not eligible for the Company's matching contribution.

Participants direct their elective contributions into various investment options offered by the Plan and can change their investment options on a daily basis. If a participant is automatically enrolled, their contributions are invested in accordance with the default investment alternatives established under the Plan until the participant changes their election. The Company's contributions are allocated in the same manner as that of the participants' elective contributions.

Participant Accounts

Each participant's account is credited with the participant's contributions, the Company's matching contributions and Plan investment earnings. Additionally, a participant's account is charged with quarterly recordkeeping fees, administrative fees for certain participant elected services and Plan investment losses. Allocations of investment earnings (losses) are based on participant account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account.

Vesting

Participants are immediately vested in their entire account balance.

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum of $50,000, reduced by certain items identified in the Plan document, or 50% of their vested account balance, whichever is lower. Loan terms range from one to five years or up to twenty years for the purchase of a primary residence. The loans are secured by the balances in the respective participants' accounts and bear interest at a rate of prime plus two percent. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits

Subsequent to termination of service, a participant may receive a lump-sum amount equal to the value of his or her account on the date of distribution. Annual required minimum distributions are paid as prescribed by the Code on certain participant accounts.

In-service withdrawals are available in certain limited circumstances, as defined by the Plan document. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan document. Hardship withdrawals are strictly regulated by the Internal Revenue Service ("IRS").

Administrative Expenses

Certain expenses of maintaining the Plan, such as audit, legal services and discrimination testing, are paid directly by the Company and are excluded from these financial statements. Recordkeeping fees (Note 7) and fees for investment advisory services requested by individual participants are charged directly to those participants' accounts and are included in administrative expenses.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERlSA. If the Plan is terminated or contributions are permanently discontinued, benefits will remain 100% vested and be distributed in accordance with the provisions of the Plan.